Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Assets related to consolidated VIEs	$ 573,284	$ 553,905
Liabilities related to consolidated VIEs	517,897	500,180
Community Development And Tax Advantaged Investments [Member]
Variable Interest Entity [Line Items]
Federal and state income tax credits recognized in tax expense	508	578	$ 615
Expense related to investments	468	545	557
Investment tax credits	418	414	506
Expenses related to investments recognized in tax expense	336	367	318
Financial Support Waived Fees [Member]
Variable Interest Entity [Line Items]
Financial or other support to money market funds	250	89	$ 30
Variable Interest Entity Not Primary Beneficiary [Member] | Private Investment Funds and Partnerships [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	84	57
Assets related to consolidated VIEs	40	35
Variable Interest Entity Not Primary Beneficiary [Member] | Community Development And Tax Advantaged Investments [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss	9,899	11,219
Assets related to consolidated VIEs	4,484	5,378
Liabilities related to consolidated VIEs	1,890	2,334
Variable Interest Entity Not Primary Beneficiary [Member] | Minimum [Member]
Variable Interest Entity [Line Items]
Aggregate amount of investments in unconsolidated VIEs	1	1
Variable Interest Entity Not Primary Beneficiary [Member] | Maximum [Member]
Variable Interest Entity [Line Items]
Aggregate amount of investments in unconsolidated VIEs	75	78
Variable Interest Entity Primary Beneficiary [Member] | Community Development And Tax Advantaged Investments [Member]
Variable Interest Entity [Line Items]
Assets related to consolidated VIEs	5,000	4,900
Liabilities related to consolidated VIEs	3,400	3,700
Variable Interest Entity Primary Beneficiary [Member] | Tender Option Bond Program [Member]
Variable Interest Entity [Line Items]
Assets related to consolidated VIEs	1,700	2,400
Liabilities related to consolidated VIEs	$ 1,200	$ 1,500